Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
Subsequent Events

22.       Subsequent Events

a) In March 2013, the Group completed the acquisiton of new office space with the total consideration amounted to RMB76,489.

b) During the period from January 2, 2013 to April 26, 2013, the Company repurchased approximately 233,907 ADSs with total consideration of approximately US$1,287 from the open market. The ordinary shares representing the repurchased ADS are recorded as treasury shares at purchase cost at the time of repurchase.